Rule 497(e)

Registration No. 033-69084

1940 Act File No. 811-08062

NICHOLAS EQUITY INCOME FUND, INC.

NSEIX

SUPPLEMENT DATED NOVEMBER 1, 2025

TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS,

EACH DATED JULY 29, 2025

OF

Nicholas Equity Income Fund, Inc.

THIS SUPPLEMENT UPDATES THE SUMMARY AND STATUTORY PROSPECTUSES

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Equity Income Fund, Inc. (the “Fund”) that Mr. David O. Nicholas has assumed the role of Lead Portfolio Manager of the Fund and Mr. Paul J. Knych has been named Co-Portfolio Manager of the Fund. The information regarding the previous lead portfolio manager found in the following sections of the prospectus dated July 29, 2025 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE PROSPECTUS:

1. The section of the Summary Prospectus entitled “Portfolio Managers” and the section of the Prospectus entitled “SUMMARY — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Mr. David O. Nicholas is President, a Director and the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Nicholas served as Co-Portfolio Manager of the Fund from August 2016 to October 2025 and from July 2001 to April 2008. Mr. Paul J. Knych is a Vice President and Co-Portfolio Manager of the Fund. Mr. Knych served as Associate Portfolio Manager of the Fund from July 2024 to October 2025. He has been employed by the Adviser since September 2023.

2. The eighth paragraph of the section captioned “THE FUND’S INVESTMENT ADVISER” of the Prospectus is revised and restated as follows:

Mr. David O. Nicholas is the Lead Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Nicholas served as Co-Portfolio Manager of the Fund from August 2016 to October 2025 and from July 2001 to April 2008. Mr. Nicholas is President and a Director of the Fund, a Director of the Adviser and the President, Chief Executive Officer and Chief Investment Officer of the Adviser. Mr. Nicholas also serves as Lead Portfolio Manager to other funds managed by the Adviser and is a Chartered Financial Analyst. Mr. Paul J. Knych is the Co-Portfolio Manager of the Fund. He served as Associate Portfolio Manager of the Fund from July 2024 to October 2025. Mr. Knych is a Vice President of the Fund and a Vice President of the Adviser. Mr. Knych has been employed by the Adviser since September 2023. Prior to joining Nicholas Company, Inc., Mr. Knych was employed as a senior research analyst at Nuveen.

Rule 497(e)

Registration No. 033-69084

1940 Act File No. 811-08062

NICHOLAS EQUITY INCOME FUND, INC.

NSEIX

SUPPLEMENT DATED NOVEMBER 1, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2025

OF

Nicholas Equity Income Fund, Inc.

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Equity Income Fund, Inc. (the “Fund”) that Mr. David O. Nicholas has assumed the role of Lead Portfolio Manager of the Fund and Mr. Paul J. Knych has been named Co-Portfolio Manager of the Fund. The information regarding the previous lead portfolio manager found in the following sections of the statement of additional information dated July 29, 2025 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. On page 11, in the sixth paragraph of the section captioned “THE FUND’S INVESTMENT ADVISER AND ACCOUNTANT,” the statement regarding Michael L. Shelton is deleted in its entirety.

2. On page 13, the entry for David O. Nicholas in the column “Positions Held with Fund” in the table in the section captioned “MANAGEMENT – DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS OF THE FUND” is revised to state Lead Portfolio Manager.

3. On page 15, the entry for Michael L. Shelton in the table in the section captioned “MANAGEMENT – DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS OF THE FUND” is deleted in its entirety.

4. On page 15, the entry for Paul J. Knych in the column “Positions Held with Fund” in the table in the section captioned “MANAGEMENT – DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS OF THE FUND” is revised to state Co-Portfolio Manager.

5. On page 15, the entry for Paul J. Knych in the column “Principal Occupations during Past Five Years” in the table in the section captioned “MANAGEMENT – DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGERS OF THE FUND” is revised and restated as follows:

Vice President, Nicholas Company, Inc., the Adviser to the Fund, since February 2024. He served as Associate Portfolio Manager of the Fund from July 2024 to October 2025. Prior to joining the Adviser in September 2023, he was a senior research analyst at Nuveen.

6. On page 18, the first paragraph in the section captioned “PORTFOLIO MANAGERS OF THE FUND” is revised and restated as follows:

For the fiscal year ended March 31, 2025, Mr. Michael L. Shelton was the Lead Portfolio Manager of the Fund and was primarily responsible for the day-to-day management of the Fund, Mr. David O. Nicholas was the Co-Portfolio Manager of the Fund and Mr. Paul J. Knych was the Associate Portfolio Manager of the Fund. Effective November 1, 2025, Mr. Nicholas is the Lead Portfolio Manager of the Fund and Mr. Knych is the Co-Portfolio Manager. Mr. Nicholas is primarily responsible for the day-to-day management of the Fund’s portfolio. The following table identifies the number of accounts (other than the Fund) for which they are primarily responsible for the day-to-day management of and total assets of other such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts as of March 31, 2025.

7. On page 18, the first sentence of the third paragraph of the section captioned “PORTFOLIO MANAGERS OF THE FUND” is revised and restated as follows:

Material conflicts of interest may arise when the Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for Mr. Nicholas.

8. On pages 18 and 20, the entry for Michael L. Shelton in each table in the section captioned “PORTFOLIO MANAGERS OF THE FUND” are deleted in their entirety.